Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes
Schedule of domestic and foreign pre-tax income

	For the year ended December 31,
($ in thousands)	2022	2021	2020	2019
		(as restated)
Domestic	10,735	(1,398)	10,631	68,390
Foreign	98,282	4,187	169,846	291,224
Income/(loss) before income taxes	109,017	2,789	180,477	359,614

Schedule of reconciliation of taxes from statutory rate to the income tax (benefit) on pre-tax income (loss)

	For the year ended December 31,
($ in thousands)	2022	2021	2020	2019
		(as restated)
Statutory rate	-	-	-	-
Foreign rate differential	10,916	3,406	27,918	14,885
Compensation	5,245	5,554	1,451	-
Valuation allowance	(3,918)	14,874	(7,801)	12,988
Withholding tax	1,082	49	238	534
Non-deductible taxes	(802)	-	415	78
Prior period adjustments	129	1,763	(670)	2,334
Impairment	-	(39)	955	693
Non-taxable income	-	(15,541)	-	-
Other, net	(1,094)	(339)	996	403
Provision for/(benefit from) income taxes	11,558	9,727	23,502	31,915

Schedule of foreign income tax rate differential

	For the year ended, December 31,
($ in thousands)	2022	2021	2020	2019
		(as restated)
US subsidiaries at statutory tax rate	12,428	(10,961)	32,435	12,609
Singapore subsidiaries at statutory tax rate	(586)	140	8	(335)
Irish subsidiaries at statutory tax rate	(11)	584	(1,106)	4,426
UK subsidiaries at statutory tax rate	(942)	13,632	(3,419)	(1,815)
Other	27	11	-	-
Total	10,916	3,406	27,918	14,885

Schedule of provision (benefit) for income taxes

x
	For the year ended December 31,
(S in thousands)	2022	2021	2020	2019
		(as restated)
Current:
Domestic (Guernsey)	-	-	-	-
Foreign - US federal and state	3,844	(984)	2,151	(83)
Foreign - other and withholding	(1,642)	(902)	284	4,095
Total current provision for/(benefit from) income taxes	2,202	(1,886)	2,435	4,012

Deferred:
Domestic (Guernsey)	-	-	-	-
Foreign - US federal and state	6,728	9,989	21,234	26,137
Foreign - other	2,628	1,624	(167)	1,766
Total deferred provision for/(benefit from) income taxes	9,356	11,613	21,067	27,903

Total provision for/(benefit from) income taxes	11,558	9,727	23,502	31,915

Schedule of deferred tax assets and liabilities

	At December 31,
($ in thousands)	2022	2021	2020
		(as restated)
Deferred tax assets:
Compensation and benefit accruals	10,087	8,505	6,954
Net operating loss carryforwards	219	3,177	1,164
Non-deductible and excess interest	28,114	17,237	4,605
Unrealized loss	-	6,530	1,469
Acquisition costs	463	515	567
Capital lease	153	164	836
Other	928	1,003	948
Total deferred tax assets(1)	39,964	37,131	16,543

Deferred tax liabilities:
Compensation and benefit accruals	-	40	-
Depreciation and amortization	(257)	(405)	(541)
Goodwill	(10,413)	(7,952)	(5,493)
Unrealized gain	(57,319)	(46,901)	(30,959)
Total deferred tax liabilities(1)	(67,989)	(55,218)	(36,993)
Net deferred tax position	(28,025)	(18,087)	(20,450)
Valuation allowance	(16,864)	(20,620)	(7,190)
Net deferred tax liabilities	(44,889)	(38,707)	(27,640)
1.	Total deferred tax assets and total deferred tax liabilities in this table are shown on a gross basis. Deferred tax asset and deferred tax liability as shown on the balance sheet are offset within each tax jurisdiction, to the extent that they relate to the same taxable entity.

Schedule of net operating loss carryforwards

	At December 31,
($ in thousands)	2022	2021	2020
US federal(1)	-	20,906	-
US state(2)	22,624	30,526	29,801
Foreign(1)	17,018	8,342	-
1.	US federal and foreign net operating losses have indefinite carryforward periods.
2.	US state operating losses will expire on various dates from 2038 through 2042.